Columbia Bond Fund
First Quarter Report
July 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Bond Fund, July 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 15.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Series 2024-1PL Class A
04/25/2031	5.900%	1,268,498	1,277,995
Subordinated Series 2023-3PL Class C
08/19/2030	7.350%	16,115	16,124
ACM Auto Trust(a)
Series 2024-2A Class A
02/20/2029	6.060%	1,411,192	1,414,711
Series 2025-1A Class A
06/20/2029	5.380%	1,644,658	1,646,905
Affirm Asset Securitization Trust(a)
Series 2023-B Class A
09/15/2028	6.820%	4,700,000	4,719,797
Series 2024-X2 Class A
12/17/2029	5.220%	1,062,327	1,062,136
ARES LII CLO Ltd.(a),(b)
Series 2019-52A Class A1
3-month Term SOFR + 0.880% 04/22/2031	5.212%	3,785,164	3,780,073
Ares XXXVII CLO Ltd.(a),(b)
Series 2015-4A Class A1RR
3-month Term SOFR + 1.080% Floor 1.080% 10/15/2030	5.398%	339,855	339,725
ASP WHCO Participation LP(a),(b),(c)
30-day Average SOFR + 2.400% Floor 3.000% 03/29/2029	6.713%	5,700,000	5,700,000
Bain Capital Credit CLO(a),(b)
Series 2018-2A Class A1R
3-month Term SOFR + 1.080% Floor 1.080% 07/19/2031	5.406%	1,031,883	1,031,927
Ballyrock CLO Ltd.(a),(b),(d)
Series 2025-30A Class A2
3-month Term SOFR + 1.650% Floor 1.650% 10/25/2038	5.968%	9,250,000	9,251,008
Carvana Auto Receivables Trust
Series 2024-P3 Class A2
11/10/2027	4.610%	728,598	728,435
Cent CLO Ltd.(a),(b)
Series 2018-C17A Class A2R
3-month Term SOFR + 1.862% Floor 1.600% 04/30/2031	6.172%	1,800,000	1,802,785
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CIFC Funding Ltd.(a),(b)
Series 2019-4A Class A2R2
3-month Term SOFR + 1.650% Floor 1.650% 07/15/2038	5.973%	4,295,000	4,309,075
DailyPay Securitization Trust(a)
Series 2025-1A Class A
06/25/2028	5.630%	4,090,000	4,099,966
Dell Equipment Finance Trust(a)
Series 2024-1 Class A2
03/22/2030	5.580%	591,202	591,936
Dryden Senior Loan Fund(a),(b)
Series 2015-41A Class AR
3-month Term SOFR + 1.232% Floor 0.970% 04/15/2031	5.549%	668,593	669,309
DT Auto Owner Trust(a)
Subordinated Series 2023-3A Class B
03/15/2028	6.070%	4,662,913	4,678,965
Elmwood CLO 24 Ltd.(a),(b)
Series 2023-3A Class AR
3-month Term SOFR + 1.320% Floor 1.320% 01/17/2038	5.642%	4,750,000	4,760,635
Exeter Automobile Receivables Trust
Series 2024-3A Class A3
12/15/2027	5.650%	3,269,380	3,275,646
Subordinated Series 2023-3A Class B
09/15/2027	6.110%	40,698	40,720
FHF Issuer Trust(a)
Series 2024-3A Class A2
11/15/2030	4.940%	3,035,690	3,041,305
Flagship Credit Auto Trust(a)
Series 2024-3 Class A
11/15/2028	4.880%	1,496,995	1,498,946
GLS Auto Select Receivables Trust(a)
Series 2024-2A Class A2
06/17/2030	5.580%	1,490,237	1,500,773
Series 2024-4A Class A2
12/17/2029	4.430%	3,041,643	3,037,089
Greenacre Park CLO LLC(a),(b)
Series 2021-2A Class BR
3-month Term SOFR + 1.700% Floor 1.700% 07/20/2038	5.997%	7,000,000	7,014,441

Columbia Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Bond Fund, July 31, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GreenSky Home Improvement Issuer Trust(a)
Series 2025-2 Class A2
06/25/2060	4.930%	2,730,000	2,735,037
Lendbuzz Securitization Trust(a)
Series 2024-3A Class A2
10/15/2030	4.970%	2,058,722	2,056,540
Series 2025-2A Class A2
05/15/2030	5.180%	4,850,000	4,843,473
Madison Park Funding XXIV Ltd.(a),(b)
Series 2016-24A Class BR2
3-month Term SOFR + 1.550% Floor 1.550% 10/20/2029	5.876%	5,000,000	5,004,700
MPOWER Education Trust(a)
Series 2025-A Class A
07/21/2042	6.620%	2,890,896	2,947,508
NetCredit Combined Receivables LLC(a)
Series 2024-A Class A
10/21/2030	7.430%	568,685	570,733
Octagon Investment Partners 35 Ltd.(a),(b)
Series 2018-1A Class A2
3-month Term SOFR + 1.662% Floor 1.400% 01/20/2031	5.987%	1,820,000	1,823,640
Octagon Investment Partners Ltd.(a),(b)
Series 2018-18A Class A1A
3-month Term SOFR + 1.222% Floor 0.960% 04/16/2031	5.539%	664,008	664,237
Octagon Investment Partners XXII Ltd.(a),(b)
Series 2014-1A Class BRR
3-month Term SOFR + 1.712% Floor 1.450% 01/22/2030	6.044%	4,000,000	4,008,532
Oportun Funding Trust(a)
Series 2024-3 Class A
08/15/2029	5.260%	879,667	879,856
Oportun Issuance Trust(a)
Series 2021-B Class A
05/08/2031	1.470%	2,256,163	2,195,285
Pagaya Ai Debt Grantor Trust(a)
Series 2024-9 Class A
03/15/2032	5.065%	2,086,052	2,083,568
Pagaya AI Debt Grantor Trust(a)
Series 2024-10 Class A
06/15/2032	5.183%	1,745,619	1,751,540
Series 2025-1 Class A1
02/17/2026	4.708%	1,067,289	1,067,275
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2025-1 Class A2
07/15/2032	5.156%	4,699,599	4,707,770
Series 2025-5 Class B
03/15/2033	5.440%	3,700,000	3,701,480
Subordinated Series 2024-10 Class B
06/15/2032	5.750%	3,246,657	3,266,834
Subordinated Series 2024-6 Class B
11/15/2031	6.589%	1,744,422	1,763,681
Subordinated Series 2024-8 Class B
01/15/2032	5.456%	2,818,983	2,819,601
Subordinated Series 2024-9 Class B
03/15/2032	5.306%	1,988,684	1,988,608
Pagaya AI Debt Selection Trust(a)
Series 2024-7 Class A
12/15/2031	6.117%	1,575,509	1,588,743
Subordinated Series 2024-7 Class B
12/15/2031	6.574%	1,384,115	1,397,610
Pagaya AI Debt Trust(a)
Series 2024-2 Class A
08/15/2031	6.319%	1,390,589	1,401,635
Series 2024-3 Class A
10/15/2031	6.258%	652,344	655,362
Subordinated Series 2023-5 Class C
04/15/2031	9.099%	763,167	765,642
Subordinated Series 2023-7 Class C
07/15/2031	8.798%	1,425,870	1,437,767
Subordinated Series 2024-3 Class B
10/15/2031	6.571%	3,875,141	3,909,587
Palmer Square Loan Funding Ltd.(a),(b)
Series 2022-3A Class A1BR
3-month Term SOFR + 1.400% Floor 1.400% 04/15/2031	6.056%	2,800,000	2,805,421
Prosper Marketplace Issuance Trust(a)
Subordinated Series 2023-1A Class B
07/16/2029	7.480%	234,847	234,992
Reach ABS Trust(a)
Series 2024-2A Class A
07/15/2031	5.880%	1,002,293	1,005,335
Subordinated Series 2023-1A Class B
02/18/2031	7.330%	1,946,746	1,954,215
Research-Driven Pagaya Motor Asset Trust(a)
Series 2023-4A Class A
03/25/2032	7.540%	1,773,613	1,787,929
Series 2024-3A Class A
03/25/2033	5.281%	2,256,290	2,262,878
Columbia Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Bond Fund, July 31, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	543,774	532,436
Research-Driven Pagaya Motor Trust(a)
Series 2024-1A Class A
06/25/2032	7.090%	1,211,024	1,223,175
Santander Drive Auto Receivables Trust
Series 2024-5 Class A2
09/15/2027	4.880%	628,225	628,513
SMB Private Education Loan Trust(a)
Series 2015-A Class B
10/16/2045	3.500%	2,270,884	2,259,140
Theorem Funding Trust(a)
Series 2022-2A Class A
12/15/2028	6.060%	29,401	29,406
Series 2022-3A Class A
04/15/2029	7.600%	151,753	151,972
Series 2023-1A Class A
04/15/2029	7.580%	134,313	134,641
Upgrade Master Pass-Thru Trust(a)
Series 2025-ST4 Class A
08/16/2032	5.495%	4,850,000	4,839,760
Upgrade Receivables Trust(a)
Series 2024-1 Class A
02/18/2031	5.370%	1,761,592	1,763,240
Upstart Securitization Trust(a)
Series 2024-1 Class A
11/20/2034	5.330%	1,195,229	1,195,125
Westlake Automobile Receivables Trust(a)
Series 2023-3A Class A3
05/17/2027	5.820%	1,086,547	1,089,035
Series 2024-3A Class A2A
09/15/2027	4.820%	1,390,097	1,390,904
Total Asset-Backed Securities — Non-Agency (Cost $158,346,390)			158,614,788

Commercial Mortgage-Backed Securities - Agency 0.1%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(e)
Series 2017-K070 Class A2
11/25/2027	3.303%	1,000,000	979,420
Total Commercial Mortgage-Backed Securities - Agency (Cost $1,007,786)			979,420

Commercial Mortgage-Backed Securities - Non-Agency 4.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BX Commercial Mortgage Trust(a),(b)
Series 2024-SLCT Class A
1-month Term SOFR + 1.443% Floor 1.443% 01/15/2042	5.665%	5,700,000	5,678,643
Corevest American Finance Trust(a)
Series 2020-4 Class A
12/15/2052	1.174%	3,151,635	3,130,304
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Series 2014-USA Class A2
09/15/2037	3.953%	6,220,000	5,691,300
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class D
11/05/2035	4.927%	1,646,000	164,566
Home Partners of America Trust(a)
Subordinated Series 2021-2 Class B
12/17/2026	2.302%	1,512,333	1,458,205
New Residential Mortgage Loan Trust(a)
Series 2022-SFR1 Class A
02/17/2039	2.400%	4,464,314	4,292,130
One New York Plaza Trust(a),(b)
Subordinated Series 2020-1NYP Class B
1-month Term SOFR + 1.614% Floor 1.500% 01/15/2036	5.956%	5,000,000	4,807,952
Progress Residential Trust(a)
Series 2022-SFR1 Class A
02/17/2041	2.709%	2,964,901	2,781,572
Subordinated Series 2022-SFR4 Class B
05/17/2041	4.788%	6,000,000	5,940,301
SFO Commercial Mortgage Trust(a),(b)
Series 2021-555 Class A
1-month Term SOFR + 1.264% Floor 1.150% 05/15/2038	5.607%	2,350,000	2,342,674
STAR Trust(a),(b)
Series 2025-SFR6 Class A
1-month Term SOFR + 1.650% Floor 1.650% 08/17/2042	5.758%	6,000,000	5,983,424
Tricon American Homes(a)
Series 2020-SFR1 Class C
07/17/2038	2.249%	7,000,000	6,817,764
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $51,793,044)			49,088,835

Columbia Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Bond Fund, July 31, 2025 (Unaudited)

Common Stocks 0.0%
Issuer	Shares	Value ($)
Consumer Staples 0.0%
Beverages 0.0%
Crimson Wine Group Ltd.(f)	3	17
Total Consumer Staples		17
Energy 0.0%
Oil, Gas & Consumable Fuels 0.0%
Vitesse Energy, Inc.	4	95
Total Energy		95
Financials 0.0%
Capital Markets 0.0%
Jefferies Financial Group, Inc.	39	2,249
Total Financials		2,249
Total Common Stocks (Cost $—)		2,361

Corporate Bonds & Notes 21.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 2.0%
BAE Systems PLC(a)
03/26/2029	5.125%	997,000	1,020,325
02/15/2031	1.900%	1,400,000	1,214,395
Boeing Co. (The)
08/01/2059	3.950%	2,070,000	1,422,197
L3Harris Technologies, Inc.
01/15/2027	5.400%	5,070,000	5,132,255
07/31/2033	5.400%	686,000	704,237
Lockheed Martin Corp.
08/15/2034	4.800%	604,000	598,999
Northrop Grumman Corp.
02/01/2027	3.200%	541,000	531,625
02/01/2029	4.600%	2,608,000	2,630,311
Raytheon Technologies Corp.
03/15/2027	3.500%	4,962,000	4,893,259
03/15/2032	2.375%	2,441,000	2,122,728
Total			20,270,331
Banking 5.5%
Bank of America Corp.(g)
10/24/2031	1.922%	1,779,000	1,552,891
07/21/2032	2.299%	1,305,000	1,135,897
10/20/2032	2.572%	5,054,000	4,452,536
02/04/2033	2.972%	5,600,000	5,011,747
Subordinated
09/21/2036	2.482%	179,000	152,385
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup, Inc.(g)
06/03/2031	2.572%	1,039,000	942,195
01/25/2033	3.057%	6,049,000	5,414,773
Goldman Sachs Group, Inc. (The)(g)
04/23/2031	5.218%	2,995,000	3,063,130
07/21/2032	2.383%	510,000	445,403
10/21/2032	2.650%	1,630,000	1,435,312
HSBC Holdings PLC(g)
05/13/2031	5.240%	821,000	835,593
05/24/2032	2.804%	2,558,000	2,276,285
05/13/2036	5.790%	150,000	154,631
JPMorgan Chase & Co.(g)
07/22/2030	4.995%	7,991,000	8,128,770
10/22/2030	4.603%	76,000	76,103
01/24/2031	5.140%	1,301,000	1,329,125
04/22/2031	5.103%	852,000	871,256
11/08/2032	2.545%	2,102,000	1,847,091
Morgan Stanley(g)
10/18/2030	4.654%	1,366,000	1,368,161
04/17/2031	5.192%	737,000	752,765
Subordinated
09/16/2036	2.484%	1,970,000	1,678,914
Morgan Stanley Private Bank NA(g)
07/18/2031	4.734%	2,805,000	2,817,362
PNC Financial Services Group, Inc. (The)(g)
10/20/2034	6.875%	418,000	466,856
Royal Bank of Canada(d),(g)
08/06/2029	4.498%	3,180,000	3,182,065
08/06/2031	4.696%	368,000	368,317
Royal Bank of Canada(g)
10/18/2030	4.650%	775,000	774,966
02/04/2031	5.153%	443,000	451,582
US Bancorp(g)
06/12/2034	5.836%	830,000	869,835
Wells Fargo & Co.(g)
04/23/2031	5.150%	489,000	498,922
07/25/2034	5.557%	2,772,000	2,858,269
Total			55,213,137
Cable and Satellite 0.3%
Charter Communications Operating LLC
12/01/2061	4.400%	1,640,000	1,114,530
06/30/2062	3.950%	1,900,000	1,185,082
Comcast Corp.
03/01/2026	3.150%	937,000	929,361
Total			3,228,973
Construction Machinery 0.3%
Caterpillar Financial Services Corp.
10/16/2026	4.450%	1,200,000	1,203,158
Columbia Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Bond Fund, July 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
John Deere Capital Corp.
07/14/2028	4.950%	1,732,000	1,771,263
Total			2,974,421
Electric 1.7%
AEP Texas, Inc.
01/15/2050	3.450%	1,400,000	949,697
Dominion Energy, Inc.
03/15/2035	5.450%	1,231,000	1,240,876
DTE Energy Co.
07/01/2027	4.950%	1,375,000	1,387,817
Duke Energy Corp.
09/01/2046	3.750%	3,035,000	2,241,345
08/15/2052	5.000%	1,398,000	1,220,462
Duke Energy Indiana LLC
04/01/2053	5.400%	192,000	182,580
Edison International
11/15/2028	5.250%	1,441,000	1,431,347
FirstEnergy Corp.
03/01/2050	3.400%	532,000	358,162
NextEra Energy Capital Holdings, Inc.(d)
09/01/2027	4.685%	1,807,000	1,815,669
NextEra Energy Capital Holdings, Inc.
03/15/2035	5.450%	4,150,000	4,223,853
Pacific Gas and Electric Co.
07/01/2050	4.950%	2,780,000	2,298,854
Total			17,350,662
Food and Beverage 3.0%
Bacardi Ltd.(a)
05/15/2028	4.700%	412,000	413,509
05/15/2048	5.300%	2,660,000	2,351,176
Bacardi Ltd./Bacardi-Martini BV(a)
06/15/2033	5.400%	3,797,000	3,807,661
Campbell Soup Co.
03/23/2035	4.750%	2,180,000	2,083,825
Constellation Brands, Inc.
08/01/2029	3.150%	3,528,000	3,346,574
05/01/2033	4.900%	1,539,000	1,525,005
Diageo Investment Corp.
08/15/2030	5.125%	4,211,000	4,322,127
General Mills, Inc.
01/30/2027	4.700%	726,000	728,391
Heineken NV(a)
01/29/2028	3.500%	2,040,000	1,998,000
Kraft Heinz Foods Co.
06/01/2026	3.000%	2,415,000	2,383,963
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mars, Inc.(a)
04/20/2028	4.550%	2,290,000	2,302,261
03/01/2035	5.200%	3,291,000	3,306,713
Pepsico Singapore Financing I Pte Ltd.
02/16/2027	4.650%	1,426,000	1,436,138
Total			30,005,343
Health Care 1.3%
CVS Health Corp.
03/25/2038	4.780%	3,797,000	3,477,257
GE HealthCare Technologies, Inc.
11/15/2027	5.650%	3,661,000	3,752,679
HCA, Inc.
09/01/2030	3.500%	6,272,000	5,910,712
03/01/2035	5.750%	40,000	40,988
Total			13,181,636
Healthcare Insurance 1.3%
Centene Corp.
10/15/2030	3.000%	6,917,000	6,019,592
UnitedHealth Group, Inc.
01/15/2031	4.650%	880,000	879,686
04/15/2031	4.900%	1,711,000	1,728,796
04/15/2034	5.000%	3,142,000	3,115,578
04/15/2054	5.375%	437,000	401,924
07/15/2064	5.750%	560,000	534,263
Total			12,679,839
Independent Energy 0.4%
APA Corp.(a)
02/15/2055	6.750%	864,000	812,221
Occidental Petroleum Corp.
08/01/2027	5.000%	527,000	529,803
10/01/2054	6.050%	2,520,000	2,302,571
Total			3,644,595
Integrated Energy 0.3%
BP Capital Markets America, Inc.
11/17/2027	5.017%	2,585,000	2,623,356
Life Insurance 0.5%
Lincoln Financial Global Funding(a)
01/13/2030	5.300%	88,000	90,231
Met Tower Global Funding(a)
10/01/2027	4.000%	1,551,000	1,537,815
04/12/2029	5.250%	1,723,000	1,769,572
Principal Life Global Funding II(a)
01/09/2028	4.800%	885,000	892,454
11/27/2029	4.950%	536,000	542,706
Total			4,832,778

Columbia Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Bond Fund, July 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Midstream 0.5%
Enbridge, Inc.
04/05/2027	5.250%	1,905,000	1,927,826
Kinder Morgan Energy Partners LP
09/01/2044	5.400%	1,396,000	1,292,737
Kinder Morgan, Inc.
02/15/2046	5.050%	671,000	589,226
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	304,000	251,558
Western Midstream Operating LP
01/15/2029	6.350%	696,000	726,808
Total			4,788,155
Natural Gas 0.1%
NiSource, Inc.
05/01/2030	3.600%	981,000	940,617
Pharmaceuticals 2.3%
AbbVie, Inc.
03/15/2029	4.800%	7,565,000	7,683,865
11/21/2029	3.200%	2,090,000	1,992,844
Amgen, Inc.
03/02/2063	5.750%	1,691,000	1,625,799
Gilead Sciences, Inc.
03/01/2026	3.650%	9,376,000	9,329,328
Pfizer Investment Enterprises Pte., Ltd.
05/19/2026	4.450%	2,980,000	2,981,616
Total			23,613,452
Railroads 0.3%
Canadian Pacific Railway Co.
12/02/2031	2.450%	2,301,000	2,013,735
Norfolk Southern Corp.
06/15/2026	2.900%	1,398,000	1,378,942
Total			3,392,677
Retailers 0.2%
Lowe’s Companies, Inc.
04/01/2052	4.250%	632,000	489,122
04/01/2062	4.450%	1,059,000	812,498
Walmart, Inc.
04/28/2035	4.900%	1,159,000	1,167,278
Total			2,468,898
Technology 0.9%
Broadcom, Inc.
04/15/2028	4.800%	1,787,000	1,806,541
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Broadcom, Inc.(a)
11/15/2036	3.187%	2,956,000	2,439,783
Intel Corp.
03/25/2050	4.750%	1,120,000	886,700
International Business Machines Corp.
05/15/2026	3.300%	2,970,000	2,943,237
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	200,000	189,196
01/15/2033	5.000%	1,254,000	1,250,179
Total			9,515,636
Transportation Services 0.4%
ERAC USA Finance LLC(a)
11/01/2025	3.800%	146,000	145,584
05/01/2028	4.600%	3,769,000	3,800,580
Total			3,946,164
Wireless 0.6%
T-Mobile US, Inc.
02/15/2031	2.550%	2,117,000	1,891,098
02/15/2031	2.875%	4,044,000	3,676,275
Total			5,567,373
Total Corporate Bonds & Notes (Cost $221,612,584)			220,238,043

Residential Mortgage-Backed Securities - Agency 41.8%

Fannie Mae REMICS(b),(h)
CMO Series 2023-46 Class SC
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2050	1.536%	9,574,646	1,042,336
Fannie Mae REMICS(b)
CMO Series 2025-10 Class FB
30-day Average SOFR + 0.850% Floor 0.850%, Cap 6.000% 02/25/2055	5.200%	7,080,571	6,948,826
CMO Series 2025-13 Class FA
30-day Average SOFR + 1.300% Floor 1.300%, Cap 6.500% 03/25/2055	5.650%	9,327,903	9,291,840
CMO Series 2025-15 Class ME
30-day Average SOFR + 3.300% Floor 3.300%, Cap 7.800% 04/25/2055	7.650%	5,797,101	5,840,824
CMO Series 2025-4 Class FA
30-day Average SOFR + 1.200% Floor 1.200%, Cap 7.000% 07/25/2054	5.550%	5,752,485	5,738,745
Columbia Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Bond Fund, July 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2025-52 Class FM
30-day Average SOFR + 1.350% Floor 1.350%, Cap 6.500% 07/25/2055	5.700%	4,962,644	4,948,762
CMO Series 2025-6 Class LF
30-day Average SOFR + 1.800% Floor 1.800%, Cap 6.000% 02/25/2055	6.000%	9,722,728	9,750,992
Federal Home Loan Mortgage Corp.(i)
06/01/2043	4.000%	937,325	901,419
05/01/2052	3.000%	7,903,217	6,850,973
Federal Home Loan Mortgage Corp.
09/01/2051	2.500%	13,415,711	11,129,830
02/01/2052	3.000%	5,403,550	4,663,859
06/01/2052	3.500%	9,880,908	8,904,036
08/01/2052	4.000%	11,632,338	10,829,793
08/01/2052- 02/01/2053	4.500%	10,944,284	10,458,063
09/01/2052	5.000%	3,556,023	3,484,077
Federal Home Loan Mortgage Corp.(b),(h)
CMO Series 4903 Class SA
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/25/2049	1.586%	1,526,532	169,830
Federal Home Loan Mortgage Corp.(h)
CMO Series 5162 Class IA
11/25/2051	3.000%	7,070,277	1,006,296
Federal Home Loan Mortgage Corp. REMICS(b),(h)
CMO Series 5345 Class SE
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 01/15/2048	1.546%	6,960,509	714,933
Federal National Mortgage Association
08/01/2029- 09/01/2045	3.000%	936,404	894,247
05/01/2043- 05/01/2052	3.500%	31,310,231	28,133,734
02/01/2048- 08/01/2052	4.000%	30,373,982	28,329,013
01/01/2052	2.500%	8,792,725	7,296,907
09/01/2052- 09/01/2053	5.000%	19,745,563	19,395,239
Federal National Mortgage Association(i)
07/01/2038	6.000%	413,987	432,859
01/01/2040	5.500%	514,390	524,462
08/01/2040	4.500%	823,139	812,683
10/01/2042	3.000%	1,213,092	1,086,183
07/01/2045- 02/01/2046	3.500%	1,492,164	1,373,734
11/01/2045	4.000%	425,832	398,887
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(b),(h)
CMO Series 2016-53 Class KS
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 08/25/2046	1.536%	577,686	65,251
CMO Series 2016-57 Class SA
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 08/25/2046	1.536%	1,354,233	144,535
CMO Series 2016-93 Class SL
-1.0 x 30-day Average SOFR + 6.536% Cap 6.650% 12/25/2046	2.186%	1,455,970	109,942
CMO Series 2017-109 Class SA
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2048	1.686%	643,360	73,344
CMO Series 2017-20 Class SA
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 04/25/2047	1.636%	590,137	70,031
CMO Series 2017-54 Class SN
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/25/2047	1.686%	1,226,539	150,927
CMO Series 2018-66 Class SM
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 09/25/2048	1.736%	796,943	99,765
CMO Series 2018-74 Class SA
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 10/25/2048	1.686%	952,680	109,990
CMO Series 2019-33 Class SB
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 07/25/2049	1.586%	2,281,102	258,352
CMO Series 2019-60 Class SH
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 10/25/2049	1.586%	899,490	99,482

Columbia Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Bond Fund, July 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-67 Class SE
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 11/25/2049	1.586%	1,387,905	169,685
Federal National Mortgage Association(h)
CMO Series 2021-3 Class TI
02/25/2051	2.500%	10,208,669	1,789,913
Federal National Mortgage Association REMICS(b),(h)
CMO Series 2017-108 Class SA
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2048	1.686%	9,932,882	1,129,191
CMO Series 2019-25 Class SA
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 06/25/2049	1.586%	5,915,885	630,479
CMO Series 2019-73 Class SC
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 12/25/2049	1.586%	15,790,924	1,810,662
CMO Series 2020-39 Class MS
-1.0 x 30-day Average SOFR + 5.966% Cap 6.080% 06/25/2050	1.616%	9,773,078	1,243,000
Freddie Mac REMICS(h)
CMO Series 5152 Class XI
11/25/2050	2.500%	13,164,881	1,426,690
CMO Series 5287 Class NI
05/25/2051	3.500%	6,532,041	1,292,610
Freddie Mac REMICS(b)
CMO Series 5508 Class FM
30-day Average SOFR + 1.150% Floor 1.150%, Cap 7.000% 02/25/2055	5.500%	6,607,821	6,608,893
CMO Series 5513 Class MQ
30-day Average SOFR + 3.950% Cap 8.250% 06/25/2054	8.100%	6,258,569	6,380,996
CMO Series 5513 Class MU
30-day Average SOFR + 3.950% Cap 8.250% 11/25/2054	8.100%	9,327,266	9,536,214
CMO Series 5518 Class FC
30-day Average SOFR + 1.320% Floor 1.320%, Cap 6.500% 03/25/2055	5.670%	6,019,695	6,012,388
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 5532 Class MB
30-day Average SOFR + 3.950% Cap 8.250% 04/25/2055	8.100%	3,782,201	3,830,970
CMO Series 5560 Class MB
30-day Average SOFR + 4.600% Cap 8.700% 06/25/2055	7.950%	5,824,087	5,920,393
Government National Mortgage Association(b)
1-year CMT + 1.500% Cap 10.000% 04/20/2028	4.875%	508	506
CMO Series 2025-39 Class M
30-day Average SOFR + 4.000% Floor 4.000%, Cap 7.700% 03/20/2055	6.274%	4,475,357	4,507,598
Government National Mortgage Association(i)
04/20/2048	4.500%	563,355	545,314
Government National Mortgage Association(b),(h)
CMO Series 2015-110 Class MS
-1.0 x 1-month Term SOFR + 5.596% Cap 5.710% 08/20/2045	1.245%	15,041,378	1,466,112
CMO Series 2017-112 Class SJ
-1.0 x 1-month Term SOFR + 5.546% Cap 5.660% 07/20/2047	1.195%	2,042,732	200,813
CMO Series 2017-130 Class HS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2047	1.735%	701,308	79,935
CMO Series 2017-149 Class BS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 10/20/2047	1.735%	852,766	111,624
CMO Series 2017-163 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 11/20/2047	1.735%	377,064	45,017
CMO Series 2017-37 Class SB
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 03/20/2047	1.685%	517,490	68,629
Columbia Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Bond Fund, July 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-103 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2048	1.735%	496,730	59,478
CMO Series 2018-112 Class LS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2048	1.735%	623,807	74,569
CMO Series 2018-125 Class SK
-1.0 x 1-month Term SOFR + 6.136% Cap 6.250% 09/20/2048	1.785%	803,752	86,799
CMO Series 2018-134 Class KS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 10/20/2048	1.735%	668,864	73,423
CMO Series 2018-148 Class SB
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 01/20/2048	1.735%	1,218,381	161,012
CMO Series 2018-151 Class SA
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 11/20/2048	1.685%	1,049,085	121,845
CMO Series 2018-89 Class MS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 06/20/2048	1.735%	645,109	75,770
CMO Series 2018-91 Class DS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2048	1.735%	717,667	78,339
CMO Series 2019-20 Class JS
-1.0 x 1-month Term SOFR + 5.886% Cap 6.000% 02/20/2049	1.535%	989,441	109,460
CMO Series 2019-5 Class SH
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 01/20/2049	1.685%	711,784	76,957
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-56 Class SG
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 05/20/2049	1.685%	730,599	84,571
CMO Series 2019-59 Class KS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2049	1.585%	758,496	88,515
CMO Series 2019-74 Class PS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 06/20/2049	1.585%	10,444,778	1,376,398
CMO Series 2019-85 Class SC
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 07/20/2049	1.685%	715,095	89,247
CMO Series 2019-90 Class SD
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 07/20/2049	1.685%	1,683,619	227,019
CMO Series 2019-92 Class SD
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 07/20/2049	1.635%	4,180,182	505,264
CMO Series 2020-11 Class LS
-1.0 x 1-month Term SOFR + 6.164% Cap 6.050% 01/20/2050	1.585%	16,024,860	1,888,113
CMO Series 2020-188 Class SA
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 12/20/2050	1.835%	9,418,255	1,348,162
CMO Series 2020-21 Class VS
-1.0 x 1-month Term SOFR + 6.164% Cap 6.050% 02/20/2050	1.585%	581,421	77,205
CMO Series 2020-61 Class SW
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 08/20/2049	1.585%	6,586,265	722,857

Columbia Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Bond Fund, July 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-62 Class SG
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 05/20/2050	1.685%	1,021,307	118,551
CMO Series 2022-207 Class SA
-1.0 x 1-month Term SOFR + 5.886% Cap 6.000% 09/20/2049	1.535%	25,178,612	3,348,627
CMO Series 2022-207 Class SC
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 01/20/2050	1.635%	10,495,029	1,239,688
CMO Series 2023-141 Class SN
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 04/20/2049	1.585%	9,029,525	1,046,001
CMO Series 2023-17 Class SY
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2050	1.585%	10,069,726	1,036,428
CMO Series 2023-47 Class DS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 09/20/2049	1.585%	10,523,047	1,271,476
CMO Series 2023-47 Class S
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 03/20/2049	1.585%	18,195,381	2,064,069
CMO Series 2024-30 Class XH
-1.0 x 30-day Average SOFR + 5.850% Cap 5.850% 02/20/2054	1.502%	9,381,481	833,668
Government National Mortgage Association(h)
CMO Series 2020-164 Class CI
11/20/2050	3.000%	5,768,575	916,798
CMO Series 2020-175 Class KI
11/20/2050	2.500%	16,938,309	2,478,864
CMO Series 2020-191 Class UG
12/20/2050	3.500%	5,968,447	1,009,339
CMO Series 2021-119 Class QI
07/20/2051	3.000%	6,895,782	1,146,646
CMO Series 2021-139 Class IC
08/20/2051	3.000%	15,832,156	2,711,193
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-16 Class KI
01/20/2051	2.500%	7,936,782	1,164,393
Government National Mortgage Association TBA(d)
08/20/2055	4.500%	10,000,000	9,488,816
Uniform Mortgage-Backed Security TBA(d)
08/18/2040- 08/13/2055	3.000%	18,389,000	15,952,518
08/18/2040- 08/13/2055	3.500%	9,000,000	8,297,977
08/18/2040- 08/13/2055	4.000%	38,000,000	35,334,004
08/13/2055	4.500%	17,000,000	16,124,394
08/13/2055	5.000%	9,500,000	9,245,378
08/13/2055	5.500%	23,000,000	22,878,232
08/13/2055	6.000%	27,000,000	27,373,189
Total Residential Mortgage-Backed Securities - Agency (Cost $426,071,056)			419,747,885

Residential Mortgage-Backed Securities - Non-Agency 20.0%

A&D Mortgage Trust(a)
CMO Series 2024-NQM6 Class A1
01/25/2070	5.666%	6,506,268	6,512,216
Angel Oak Mortgage Trust(a),(e)
CMO Series 2020-1 Class M1
12/25/2059	3.161%	3,000,000	2,772,318
CMO Series 2020-3 Class A1
04/25/2065	1.691%	1,283,499	1,210,039
CMO Series 2021-5 Class A2
07/25/2066	1.208%	3,098,852	2,688,194
Angel Oak Mortgage Trust(a),(g)
CMO Series 2025-8 Class A1
07/25/2070	5.410%	2,900,000	2,897,699
Arroyo Mortgage Trust(a),(e)
CMO Series 2019-2 Class A3
04/25/2049	3.800%	99,447	96,733
Arroyo Mortgage Trust(a)
CMO Series 2020-1 Class M1
03/25/2055	4.277%	3,946,000	3,563,518
BRAVO Residential Funding Trust(a),(e)
CMO Series 2020-NQM1 Class M1
05/25/2060	3.181%	2,500,000	2,352,360
CMO Series 2020-RPL2 Class A1
05/25/2059	2.000%	1,235,257	1,153,847
Bunker Hill Loan Depositary Trust(a),(g)
CMO Series 2019-3 Class A2
11/25/2059	3.981%	258,006	254,718
CMO Series 2019-3 Class A3
11/25/2059	3.135%	375,951	371,034
Columbia Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Bond Fund, July 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bunker Hill Loan Depositary Trust(a),(e)
CMO Series 2020-1 Class A1
02/25/2055	1.724%	563,099	555,288
CHNGE Mortgage Trust(a),(e)
CMO Series 2022-1 Class A1
01/25/2067	3.007%	3,465,974	3,258,538
CMO Series 2022-2 Class A1
03/25/2067	3.757%	2,996,506	2,888,013
CHNGE Mortgage Trust(a),(g)
CMO Series 2023-3 Class A1
07/25/2058	7.100%	2,205,871	2,221,484
COLT Mortgage Loan Trust(a),(e)
CMO Series 2020-2 Class A2
03/25/2065	3.094%	83,968	83,138
CMO Series 2021-3 Class A1
09/27/2066	0.956%	2,137,633	1,801,987
CMO Series 2021-5 Class A2
11/26/2066	2.606%	4,270,000	3,392,581
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2022-R04 Class 1M2
30-day Average SOFR + 3.100% 03/25/2042	7.450%	4,000,000	4,122,900
Credit Suisse Mortgage Trust(a),(e)
CMO Series 2021-NQM2 Class A2
02/25/2066	1.384%	2,438,743	2,181,465
CMO Series 2021-RPL2 Class A1A
01/25/2060	1.115%	2,523,676	2,133,068
Cross Mortgage Trust(a),(e)
CMO Series 2025-H5 Class A1
07/25/2070	5.509%	1,994,046	1,992,151
CSMC Trust(a),(e)
CMO Series 2021-NQM8 Class A1
10/25/2066	1.841%	2,956,436	2,687,884
CMO Series 2022-NQM1 Class A3
11/25/2066	2.675%	2,706,555	2,341,225
Deephaven Residential Mortgage Trust(a),(e)
CMO Series 2020-2 Class M1
05/25/2065	4.112%	3,322,000	3,272,907
CMO Series 2021-1 Class A2
05/25/2065	0.973%	321,638	306,586
Ellington Financial Mortgage Trust(a),(e)
CMO Series 2020-1 Class A3
05/25/2065	3.999%	550,000	535,901
CMO Series 2025-NQM1 Class A1
01/25/2070	5.668%	1,458,058	1,460,040
Freddie Mac STACR REMIC Trust(a),(b)
Subordinated CMO Series 2022-DNA6 Class M1A
30-day Average SOFR + 2.150% 09/25/2042	6.500%	827,574	832,381
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2020-CS01 Class B1
30-day Average SOFR + 0.114% 04/25/2033	4.454%	2,986,250	2,910,196
GCAT Trust(a),(e)
CMO Series 2021-CM1 Class A1
04/25/2065	2.469%	1,458,113	1,381,509
CMO Series 2021-CM2 Class A1
08/25/2066	2.352%	1,708,408	1,577,176
CMO Series 2022-NQM2 Class A3
02/25/2067	4.210%	3,626,186	3,422,086
GCAT Trust(a),(g)
CMO Series 2025-NQM3 Class A1
05/25/2070	5.550%	2,279,441	2,279,248
GS Mortgage-Backed Securities Corp. Trust(a),(e)
CMO Series 2021-NQM1 Class A1
07/25/2061	1.017%	1,752,603	1,569,327
HOMES Trust(a),(g)
CMO Series 2025-AFC2 Class AIA
06/25/2060	5.471%	2,940,556	2,938,778
HTAP Issuer Trust(a)
CMO Series 2024-2 Class A
04/25/2042	6.500%	4,224,824	4,202,550
Imperial Fund Mortgage Trust(a),(e)
CMO Series 2021-NQM4 Class A2
01/25/2057	2.296%	1,405,638	1,231,542
Legacy Mortgage Asset Trust(a),(g)
CMO Series 2021-GS2 Class A1
04/25/2061	5.750%	1,540,974	1,539,975
Mello Mortgage Capital Acceptance(a),(g)
CMO Series 2024-SD1 Class A3
04/25/2054	4.000%	4,727,000	4,444,991
MFA Trust(a),(e)
CMO Series 2020-NQM2 Class M1
04/25/2065	3.034%	3,500,000	3,310,539
CMO Series 2020-NQM3 Class A1
01/26/2065	1.014%	2,357,084	2,234,458
CMO Series 2020-NQM3 Class A2
01/26/2065	1.324%	944,329	896,078
CMO Series 2020-NQM3 Class A3
01/26/2065	1.632%	708,247	673,184
CMO Series 2021-INV2 Class A3
11/25/2056	2.264%	1,813,568	1,621,768
MFA Trust(g)
CMO Series 2024-NPL1 Class A1
09/25/2054	6.330%	4,816,034	4,806,871
MFRA Trust(a),(e)
CMO Series 2021-INV1 Class A2
01/25/2056	1.057%	102,757	99,375

Columbia Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Bond Fund, July 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-INV1 Class A3
01/25/2056	1.262%	160,198	155,022
Morgan Stanley Residential Mortgage Loan Trust(a),(e)
CMO Series 2024-NQM5 Class A1
10/25/2069	5.649%	6,386,298	6,400,788
New Residential Mortgage Loan Trust(a),(e)
CMO Series 2018-1A Class A1A
12/25/2057	4.000%	4,357,293	4,226,877
New Residential Mortgage Loan Trust(a),(g)
CMO Series 2025-NQM1 Class A1
01/25/2065	5.643%	2,392,424	2,402,883
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	1,580,556	1,566,748
NYMT Loan Trust(a)
CMO Series 2025-R1 Class A
02/25/2030	6.381%	2,105,804	2,107,625
OBX Trust(a),(e)
CMO Series 2024-NQ17 Class A1
11/25/2064	5.610%	4,317,674	4,319,666
PRET LLC(a),(g)
CMO Series 2024-NPL7 Class A1
10/25/2054	5.925%	2,922,447	2,921,876
CMO Series 2024-NPL8 Class A1
11/25/2054	5.963%	2,569,996	2,569,768
PRKCM Trust(a),(e)
CMO Series 2021-AFC1 Class A3
08/25/2056	2.069%	4,279,802	3,623,090
CMO Series 2021-AFC1 Class M1
08/25/2056	3.114%	4,516,000	3,140,035
PRPM LLC(a),(g)
CMO Series 2023-RCF2 Class A2
11/25/2053	4.000%	2,557,000	2,455,639
CMO Series 2024-RCF6 Class A2
10/25/2054	4.000%	1,850,000	1,751,769
CMO Series 2024-RCF6 Class A3
10/25/2054	4.000%	1,650,000	1,539,586
CMO Series 2025-2 Class A1
05/25/2030	6.469%	3,293,518	3,291,014
PRPM Trust(a),(g)
CMO Series 2024-NQM4 Class A1
12/26/2069	5.674%	3,508,559	3,517,494
CMO Series 2024-NQM4 Class A3
12/26/2069	6.131%	3,683,987	3,704,294
RCO X Mortgage LLC(a),(g)
CMO Series 2025-1 Class A1
01/25/2030	5.875%	3,502,721	3,509,515
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Starwood Mortgage Residential Trust(a),(e)
CMO Series 2019-INV1 Class A3
09/27/2049	2.916%	993,076	978,260
CMO Series 2020-2 Class A3
04/25/2060	3.000%	134,854	134,391
CMO Series 2020-3 Class A3
04/25/2065	2.591%	5,000,000	4,523,672
CMO Series 2020-3 Class M1
04/25/2065	3.544%	2,800,000	2,458,470
CMO Series 2020-INV1 Class A2
11/25/2055	1.439%	1,684,981	1,607,767
CMO Series 2020-INV1 Class A3
11/25/2055	1.593%	637,779	608,976
CMO Series 2021-3 Class A1
06/25/2056	1.127%	590,845	514,866
Structured Agency Credit Risk(b)
Subordinated CMO Series 2020-CS02 Class B1
30-day Average SOFR + 0.114% 06/25/2033	0.183%	2,531,336	2,456,949
Towd Point Mortgage Trust(a),(e)
CMO Series 2019-4 Class M1B
10/25/2059	3.000%	10,000,000	8,420,633
TRK Trust(a),(e)
CMO Series 2021-INV2 Class A1
11/25/2056	1.966%	4,113,946	3,661,921
VCAT LLC(a),(g)
CMO Series 2025-NPL2 Class A1
09/25/2054	5.977%	3,411,559	3,423,539
Vendee Mortgage Trust(e),(h)
CMO Series 1998-1 Class 2IO
03/15/2028	0.000%	195,012	0
CMO Series 1998-3 Class IO
03/15/2029	0.000%	240,574	0
Verus Securitization Trust(a),(e)
CMO Series 2021-4 Class A2
07/25/2066	1.247%	3,199,876	2,685,074
Visio Trust(a)
CMO Series 2020-1R Class A3
11/25/2055	1.873%	595,171	568,274
CMO Series 2021-1R Class A1
05/25/2056	1.280%	1,303,260	1,203,738
Vista Point Securitization Trust(a),(e)
CMO Series 2024-CES3 Class M1
01/25/2055	6.592%	3,800,000	3,812,601
CMO Series 2025-CES2 Class A1
08/25/2055	5.601%	3,750,000	3,750,000
Columbia Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Bond Fund, July 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vista Point Securitization Trust(a),(g)
CMO Series 2025-CES1 Class M1
04/25/2055	6.528%	3,200,000	3,217,679
CMO Series 2025-CES2 Class A2
08/25/2055	5.768%	2,300,000	2,300,000
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $208,042,400)			200,610,363

U.S. Treasury Obligations 4.2%

U.S. Treasury
11/30/2025	0.375%	3,000,000	2,960,391
02/28/2026	0.500%	2,500,000	2,445,215
05/31/2027	0.500%	3,000,000	2,818,242
03/31/2028	1.250%	8,000,000	7,468,750
07/31/2028	1.000%	8,000,000	7,353,125
11/30/2028	1.500%	10,120,000	9,368,906
05/15/2030	0.625%	10,980,000	9,399,909
Total U.S. Treasury Obligations (Cost $41,915,941)			41,814,538

Call Option Contracts Purchased 0.0%
Value ($)
(Cost $215,718)	52,833

Money Market Funds 7.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.473%(j),(k)	72,259,854	72,238,176
Total Money Market Funds (Cost $72,232,311)		72,238,176
Total Investments in Securities (Cost: $1,181,237,230)		1,163,387,242
Other Assets & Liabilities, Net		(160,030,880)
Net Assets		1,003,356,362
At July 31, 2025, securities and/or cash totaling $6,726,119 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	21	09/2025	USD	2,397,938	1,128	—
U.S. Treasury 10-Year Note	842	09/2025	USD	93,514,625	865,561	—
U.S. Treasury Ultra Bond	211	09/2025	USD	24,752,938	319,351	—
Total					1,186,040	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	(229)	09/2025	USD	(47,399,422)	57,910	—
U.S. Treasury 5-Year Note	(77)	09/2025	USD	(8,329,234)	9,285	—
Total					67,195	—

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
30-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	4,402,400	4,402,400	3.80	10/29/2025	215,718	52,833

Columbia Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Bond Fund, July 31, 2025 (Unaudited)
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2025, the total value of these securities amounted to $424,821,838, which represents 42.34% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of July 31, 2025.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents a security purchased on a when-issued basis.
(e)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of July 31, 2025.

(f)	Non-income producing investment.
(g)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of July 31, 2025.

(h)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(i)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(j)	The rate shown is the seven-day current annualized yield at July 31, 2025.
(k)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended July 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.473%
	59,382,559	134,472,913	(121,616,027)	(1,269)	72,238,176	854	568,114	72,259,854
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Fund reorganization
At a meeting held on September 5, 2025, the Board of Trustees of Columbia Funds Series Trust I approved an Agreement and Plan of Reorganization pursuant to which the Fund will transfer all of its assets and liabilities to Columbia Core Bond ETF (the Acquiring Fund) in exchange for shares of the Acquiring Fund (the Reorganization). The Reorganization does not require shareholder approval and is expected to close in the first quarter of 2026.
Columbia Bond Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT121_04_R01_(09/25)